Realized and Unrealized Gain on Oil and Gas Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary Of Realized And Unrealized Gain/(Loss) On The Oil And Gas Derivative Instruments	The realized and unrealized gain on the oil and gas derivative instruments comprise the following:

	Six months ended June 30,
	2022	2021
Realized gain on Hilli gas derivative instrument	55,682	—
Realized gain on Hilli oil derivative instrument	50,102	2,975
Realized mark-to-market (“MTM”) loss on commodity swap derivatives	(8,134)	—
Realized gain on oil and gas derivative instruments, net	97,650	2,975

Unrealized gain on Hilli gas derivative instrument (note 17)	194,632	—
Unrealized gain on Hilli oil derivative instrument (note 17)	169,293	81,190
Unrealized MTM adjustment for commodity swap derivatives	(14,318)	—
Unrealized gain on oil and gas derivative instruments, net	349,607	81,190

Realized and unrealized gain on oil and gas derivative instruments (note 20)	447,257	84,165